COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate

The following table represents the weighted-average remaining lease term and discount rate:

Year ended December 31, 2020

Weighted average remaining lease term	2.02 years
Weighted average discount rate	1.8%

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2021	$2,836
2022	1,358
2023	368
2024	120
2025 and thereafter	61

Total lease payments	$4,743

Less - imputed interest	$(95)

Present value of lease liabilities	$4,648